Invested assets and net new money (Detail 1) - USD ($) $ in Billions		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Invested Assets And Net New Money [Line Items]
Fund assets managed by UBS		$ 342	$ 339
Discretionary assets		999	1,052
Other invested assets		1,760	1,871
Total invested assets	[1]	3,101	3,262	$ 2,761
of which: double counts		213	209
Net new money	[1]	59	106
UBS AG
Invested Assets And Net New Money [Line Items]
Fund assets managed by UBS		342	339
Discretionary assets		999	1,052
Other invested assets		1,760	1,871
Total invested assets	[1]	3,101	3,262	$ 2,761
of which: double counts		213	209
Net new money	[1]	$ 59	$ 106

[1]	Includes double counts.